3 Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
Dec. 31, 2020
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Description of accrued income tax	The income tax was accrued at rate 15%, plus 10% surtax on taxable income exceeding R$ 240.
Social contribution accrued rate	9.00%
Annual revenue calculated rate	0.50%
PASEP (programa de formacao do patrimonio do servidor publico) [member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Sanitation services rate	1.65%
Cofins (contribuicao para o financiamento da seguridade social) [member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Sanitation services rate	7.60%